Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000,000,000
Previously Paid Amount	0
Total Fee Amount	612,400
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $4,000,000,000.
Net Fee	$ 612,400
Narrative - Max Aggregate Offering Price	$ 4,000,000,000
Final Prospectus	true